SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Interest earned on investment held in trust account	$ 684,600			$ 954,788			$ 1,893,221	$ 2,592,461	$ 3,580,311	$ 38,228
Net income	502,021	$ 382,746	$ 349,241	755,988	$ 704,556	$ 644,898	1,234,008	2,105,442	$ 2,904,174	$ (42,578)
Accretion of temporary equity into redemption value (interest earned)	(684,600)			(954,788)			(1,800,904)	(2,630,689)
Accretion of temporary equity into redemption value (extension deposit)	(220,000)						(385,000)
Net loss including accretion of equity into redemption value	$ (402,579)			$ (198,800)			$ (951,896)	$ (525,247)
Redeemable Common Stock [Member]
Ownership percentage	67.00%			75.00%			67.00%	75.00%	75.00%	9.00%
Non redeemable Common Stock [Member]
Ownership percentage	33.00%			25.00%			33.00%	25.00%	25.00%	91.00%
Redeemable Common Stock [Member]
Weighted-average shares outstanding	4,725,829			6,900,000			4,725,829	6,900,000	6,870,217	191,159
Allocation of net loss including accretion of temporary equity	$ (271,543)			$ (149,417)			$ (642,062)	$ (394,772)	$ (631,513)	$ (7,523)
Interest earned on investment held in trust account									3,580,311	38,228
Accretion of temporary equity to redemption value (extension deposit)									165,000
Allocation of net income/(loss)	$ 633,057			$ 805,371			$ 1,543,842	$ 2,235,917	$ 3,113,798	$ (30,705)
Weighted-average shares outstanding	4,725,829			6,900,000			4,725,829	6,900,000	6,870,217	191,159
Basic net income/(loss) per share	$ 0.13			$ 0.12			$ 0.33	$ 0.32	$ 0.45	$ 0.16
Diluted net income/(loss) per share	$ 0.13			$ 0.12			$ 0.33	$ 0.32	$ 0.45	$ 0.16
Interest earned on investment held in trust account	$ 684,600			$ 954,788			$ 1,800,904	$ 2,630,689
Accretion of temporary equity into redemption value (extension deposit)	$ 220,000						$ 385,000
Non redeemable Common Stock [Member]
Weighted-average shares outstanding	2,280,500			2,280,500			2,280,500	2,280,500	2,280,500	1,862,261
Allocation of net loss including accretion of temporary equity	$ (131,036)			$ (49,383)			$ (309,834)	$ (130,475)	$ (209,624)	$ (73,284)
Interest earned on investment held in trust account
Accretion of temporary equity to redemption value (extension deposit)
Allocation of net income/(loss)	$ (131,036)			$ (49,383)			$ (309,834)	$ (130,475)	$ (209,624)	$ (73,284)
Weighted-average shares outstanding	2,280,500			2,280,500			2,280,500	2,280,500	2,280,500	1,862,261
Basic net income/(loss) per share	$ (0.06)			$ (0.02)			$ (0.14)	$ (0.06)	$ (0.09)	$ (0.04)
Diluted net income/(loss) per share	$ (0.06)			$ (0.02)			$ (0.14)	$ (0.06)	$ (0.09)	$ (0.04)
Interest earned on investment held in trust account
Accretion of temporary equity into redemption value (extension deposit)